Expense Example - Fundsmith Equity ETF - Fundsmith Equity ETF Shares	Nov. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	$ 318